Condensed Income Statement (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2016	Jul. 31, 2015
Revenue	$ 1,830,629	$ 8,940,206	$ 2,510	$ 66,610	$ 19,638,506	$ 1,133,522	$ 0	$ 0	$ 10,839,955	$ 20,772,028
Cost of sales	1,622,237	7,957,023	1,528	62,015	16,842,337	938,674	0	0	9,642,803	17,781,011
Net income	$ (448,569)	$ 278,719	$ (225,991)	$ (212,343)	$ 1,348,359	$ (24,206)	$ (362,275)	$ (304,418)	$ (608,184)	$ 657,460
Net (loss) income per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00